Dispositions and Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Dispositions and Acquisitions
Dispositions and Acquisitions

Note 4 — Acquisitions

ING Asset Acquisition

On April 22 and June 29, 2011, Nytis LLC effected an initial and subsequent close, respectively, under a February 14, 2011 Asset Purchase Agreement, as amended (the “ING APA”) with The Interstate Natural Gas Company, LLC and certain related parties, as seller (hereafter collectively referred to as “ING”), of certain gas and oil assets (the “ING Assets”).  The initial closing was held on April 22, 2011 for the purchase of approximately 45 natural gas wells for approximately $1.5 million.  The subsequent closing was held on June 29, 2011 for the purchase of the remaining assets consisting of interests in approximately 385 producing wells (total 430 producing wells), natural gas gathering and compression facilities and other related assets, for approximately $23.2 million.  The Company paid a total of approximately $25.9 million cash for the ING Assets which included additional purchase price adjustments and $600,000 consideration for extending the date of the final closing.

The Company acquired these assets to obtain proved developed producing reserves that were proximate and complimentary to the Company’s then current production and reserve base.  The ING Assets consist of certain natural gas properties, natural gas gathering and compression facilities and other related assets located in eastern Kentucky and four counties in West Virginia.  Specifically, the ING Assets include (i) some but not all of ING’s leases and interests in natural gas and oil leases, and wells and wellbores and related natural gas production equipment; (ii) partnership interests in various general partnerships that own comparable natural gas and oil assets as to which ING was the managing general partner, and where Nytis LLC succeeded to ING’s position as managing general partner, (iii) partnership interests in other general partnerships in which ING owned partnership interests, but was not the managing general partner; (iv) natural gas gathering and compression facilities related only to the acquired properties; and (v) various other contracts, and insignificant amounts of vehicles and equipment and easements and rights-of-way relating to or used in connection with the ownership and operation of the ING assets.  Nytis LLC assumed certain obligations to transport gas from wells that are owned by ING (or its affiliates) that Nytis LLC did not acquire, as well as obligations under other contracts and agreements that Nytis LLC acquired at the final closing.

The ING acquisition qualifies as a business combination and, as such, the Company estimated the fair value of the assets acquired and liabilities assumed as of the acquisition date (the date on which the Company obtained control of the properties).

The Company expensed approximately $459,000 of transaction costs that were included in general and administrative expenses on the accompanying consolidated statement of operations during the nine months ended September 30, 2011.

Total purchase consideration is still subject to final working capital adjustments which are expected to be completed by the end of the year.  At this time, the Company does not believe there will be significant adjustments to the amounts recorded.

The following table summarizes the consideration paid to ING and the estimated fair value of the assets acquired and liabilities assumed.  See Note 5 for discussion of the fair value measurements.

(in thousands)
Consideration paid to sellers:
Cash consideration	$25,858

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved developed properties and related support facilities	$38,526
Asset retirement obligations	(1,387)
Operations receivable	474
Firm transportation obligations receivable:
Current	1,051
Long-term	2,062
Accounts and revenue payables assumed	(631)
Firm transportation obligations assumed (see Note 14)	(8,192)
Non-controlling equity interests	(6,045)
Total identifiable net assets	$25,858

ING Asset Acquisition Pro Forma

Below are consolidated results of operations for the quarter ended September 30, 2010 and the nine months ended September 30, 2011 and 2010, as though the ING acquisition made during 2011 had been completed as of January 1, 2011 and 2010, respectively.  The ING acquisition closed June 29, 2011 and accordingly, the Company’s Consolidated Statements of Operations for the quarter ended September 30, 2011 includes the results of operations for the three months ended September 30, 2011 of the ING properties acquired.

	Nine Months Ended	Three Months Ended	Nine Months Ended
(in thousands, except share data)	September 30, 2011	September 30, 2010	September 30, 2010
Revenue	$11,453	$3,723	$11,616
Net (loss) income before non-controlling interests	(11,559)	1,261	7,993
Net income attributable to non-controlling interests	499	(395)	(1,714)
Net (loss) income attributable to controlling interests	(11,060)	866	6,279

Net income (loss) per share (basic)	(0.17)	0.02	0.14
Net income (loss) per share (diluted)	(0.17)	0.02	0.13

Alerion Drilling I, LLC Asset Acquisition

Prior to the final closing, a portion of the ING Assets acquired by Nytis LLC from ING was held in the Alerion Partnership.  ING’s interest in the Alerion Partnership was fifty percent (50%) and the remaining interest of the Alerion Partnership was owned by Alerion Drilling.  Immediately prior to the ING final closing, ING and Alerion Drilling distributed all the assets of the Alerion Partnership to ING and Alerion Drilling, including the portion thereof (the “Alerion Partnership Assets”) that Nytis LLC purchased from ING under the ING APA.

On June 6, 2011, Nytis LLC entered into an Asset Purchase Agreement with Alerion Drilling to acquire Alerion Drilling’s fifty percent (50%) interest in the Alerion Partnership Assets.  On July 27, 2011, Nytis LLC closed the acquisition of Alerion’s interest in the Alerion Partnership Assets under the Alerion APA and, as a consequence acquired the remaining interest in the Alerion Partnership Assets that it had acquired from ING at the final closing.  Nytis LLC’s acquisition of the Alerion Partnership Assets was also effective as of January 1, 2011.  The purchase price paid by Nytis LLC for Alerion Drilling’s share of such assets was approximately $1.2 million including purchase price adjustments.  The following table summarizes the consideration paid to the sellers and the amounts of the assets acquired and liabilities assumed.

(in thousands)
Consideration paid to sellers:
Cash consideration	$1,200

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved developed properties	$1,394
Asset retirement obligations	(194)

Total identifiable net assets	$1,200

Note 4 — Dispositions and Acquisitions

In March 2010, the Company sold all of its interests in the Pennsylvania assets owned by Nytis LLC and Nytis Pennsylvania to a third party for $30.2 million, net of normal adjustments and transaction fees, with an effective date of February 1, 2010.  Proceeds from this sale were used to reduce outstanding borrowings due under the Company’s credit facility (see Note 7) and accounts payable due Nytis Exploration Company (NEC) (see Note 14), to pay resultant taxes due to the sale of these assets and distribute funds to members of Nytis Pennsylvania.  Because the sale of these assets significantly altered the relationship between capitalized costs and proved reserves, the Company recorded a gain of approximately $10.1 million.  As certain of these assets sold comprised all of the assets of Nytis Pennsylvania, this subsidiary is in the process of being dissolved and its business wound up.

In September 2010, the Company sold all of its interest in undeveloped acreage located in Webster County, West Virginia for approximately $770,000.

During 2010, the Company purchased a 17.5% interest in Sullivan Energy Ventures, LLC (Sullivan) for approximately $415,000. As of December 31, 2010, Sullivan’s investment consists of a 50% interest in Sunrise Energy, LLC (Sunrise).  Sunrise’s assets are comprised principally of a gathering system which moves production from the Company’s producing gas wells in a specific area to a major delivery point to be transported to market, unevaluated properties and producing wells.  The Company includes its proportionate share of Sunrise’s net assets in its oil and gas properties in the consolidated balance sheet.  All intercompany transactions are eliminated.

In June 2010, the Company acquired an interest in 19 producing wells located Boyd and Greenup Counties, Kentucky for a cash purchase price of approximately $1.3 million which qualifies as a business combination. The following table summarizes the consideration paid to the sellers and the amounts of the assets acquired and liabilities assumed in the $1.3 million acquisition.

(in thousands)
Consideration paid to sellers:
Cash consideration	$1,300

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved developed and undeveloped properties	$1,362
Asset retirement obligations	(62)
Total identifiable net assets	$1,300

During 2009, the Company received approximately $2.7 million relating to two separate farmout agreements with terms of 5 and 10 years, respectively.  Under the terms of the agreements, the co-parties earn an interest in specific undeveloped acreage in Kentucky and West Virginia by completing a defined drilling program.  The Company may participate up to a maximum of 50% working interest in the drilling of any well and retains an overriding royalty ranging between 2% and 5%.  If the drilling commitments are not completed by the co-parties, the unearned acreage is retained by the Company.  The proceeds from these farmout agreements were recorded as a reduction of the Company’s investment in its oil and gas properties.